UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-06603

              Performance Funds Trust
(Exact name of registrant as specified in charter)

              3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices)                      (Zip code)

              Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-737-3676

Date of fiscal year end:    5/31

Date of reporting period:    8/31/2011

Item 1. Schedule of Investments.

Performance Funds Trust
THE MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—55.5%
Federal Farm Credit Bank—1.9%
$10,000,000	0.21%, 5/16/12	$9,999,461

Federal Home Loan Bank—34.0%
10,000,000	0.13%*, 9/1/11	10,000,000
20,000,000	0.15%†, 9/2/11	19,999,917
7,500,000	0.10%*, 9/5/11	7,500,000
50,000,000	0.02%†, 9/15/11(a)	49,999,611
15,000,000	0.01%†, 9/20/11	14,999,960
40,000,000	0.05%†, 10/14/11	39,997,611
13,000,000	0.05%†, 10/21/11	12,999,097
22,539,000	0.01%†, 12/19/11	22,538,659
		178,034,855
Federal National Mortgage Association—19.6%
55,000,000	0.06%†, 9/2/11	54,999,908
40,000,000	0.04%†, 9/8/11, Series BB	39,999,689
8,000,000	0.02%†, 9/28/11	7,999,880
		102,999,477

Total U.S. Government Agency Securities		291,033,793

Commercial Papers—30.4%
Consumer Staples— 16.3%
22,500,000	Coca-Cola Company, 0.10%†, 10/13/11(b)	22,497,375
21,000,000	PepsiCo, Inc., 0.12%†, 12/2/11(b)	20,993,560
22,000,000	Procter & Gamble Company, 0.10%†, 10/4/11(b)	21,997,983
20,000,000	Wal-Mart Stores, Inc., 0.05%†, 9/13/11(b)	19,999,667
		85,488,585
Financials— 6.1%
10,000,000	National Rural Utilities Cooperative Finance Corporation, 0.10%†, 9/23/11	9,999,389
10,000,000	Toyota Motor Credit Corporation, 0.18%†, 9/21/11	9,999,000
12,000,000	Toyota Motor Credit Corporation, 0.18%†, 10/21/11	11,997,000
		31,995,389
Health Care— 4.2%
10,000,000	Johnson & Johnson, 0.05%†, 9/12/11(b)	9,999,847
12,000,000	Johnson & Johnson, 0.05%†, 9/16/11(b)	11,999,750
		21,999,597
Industrials— 3.8%
20,000,000	General Electric Capital Corporation, 0.11%†, 9/14/11	19,999,206

Total Commercial Papers		159,482,777

U.S. Treasury Obligations—9.5%
U.S. Treasury Bills—9.5%
50,000,000	0.02%†, 2/2/12(a)	49,996,791

Total U.S. Treasury Obligations		49,996,791

Repurchase Agreements—4.6%
24,120,320	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.03%, 9/1/11, purchased on 8/31/11, with a maturity value of $24,120,340 (fully collateralized by Federal Home Loan Bank, 0.23% due 8/28/12, with a value of $24,612,571)	24,120,320

Total Repurchase Agreements		24,120,320

Securities Purchased With Cash Collateral Received From Securities on Loan—4.8%
Certificates of Deposit— 4.8%
25,000,000	Landesbank Hessen-Thuringen, 0.24%, 9/1/11	25,000,000

Total Securities Purchased With Cash Collateral Received From Securities on Loan		25,000,000

Total Investments(Amortized Cost $549,633,681) (c) — 104.8%		549,633,681

Liabilities in excess of other assets — (4.8)%		(25,019,668)

NET ASSETS — 100.0%		$524,614,013

(a)	All or a portion of this security was on loan as of August 31, 2011.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2011, all such securities in total represented 20.5% of net assets.

(c)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Variable or Floating Rate Security. Rate disclosed is as of August 31, 2011.
†	Discount Notes. Rate represents effective yield at August 31, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations—98.6%
U.S. Treasury Bills—61.1%
$4,000,000	0.06%†, 9/1/11	$4,000,000
5,000,000	0.01%†, 9/22/11	4,999,985
27,000,000	0.00%†, 9/29/11	27,000,000
19,000,000	0.02%†, 10/20/11	18,999,612
10,000,000	0.01%†, 11/17/11	9,999,893
11,500,000	0.08%†, 5/31/12	11,492,815
		76,492,305
U.S. Treasury Notes—37.5%
47,000,000	1.00%, 9/30/11	47,036,974

Total U.S. Treasury Obligations		123,529,279

Investment Companies—1.2%
1,560,364	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	1,560,364
28,515	Goldman Sachs Financial Square Treasury Instrument Fund, 0.01%(a)	28,515

Total Investment Companies		1,588,879

Total Investments(Amortized Cost $125,118,158) (b) — 99.8%		125,118,158

Other assets in excess of liabilities — 0.2%		188,988

NET ASSETS — 100.0%		$125,307,146

(a)	Rate reflects the 7 day effective yield at August 31, 2011.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at August 31, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Government Agency Securities—91.2%
Federal Home Loan Bank—41.5%
$5,000,000	0.03%†, 9/16/11	$4,999,933
3,000,000	0.01%†, 9/23/11	2,999,991
5,100,000	0.03%†, 9/28/11	5,099,881
4,000,000	5.00%, 9/14/12	4,191,628
5,000,000	1.63%, 9/26/12	5,072,520
4,000,000	1.05%, 11/25/13	4,006,888
5,000,000	0.90%, 1/28/14	5,003,000
5,000,000	0.65%, 8/22/14	4,993,565
		36,367,406
Federal Home Loan Mortgage Corporation—9.9%
8,500,000	5.75%, 1/15/12	8,678,993

Federal National Mortgage Association—39.8%
5,000,000	1.30%, 7/16/13	5,038,385
5,000,000	1.13%, 9/17/13	5,066,595
3,000,000	0.80%, 11/29/13	3,004,131
3,500,000	1.45%, 1/24/14	3,515,561
3,000,000	1.38%, 1/27/14	3,011,238
3,000,000	1.50%, 3/28/14	3,018,507
5,000,000	1.00%, 8/22/14	5,011,125
5,000,000	1.25%, 10/28/14, Series 1	5,006,295
2,000,000	1.65%, 10/29/15	2,004,810
		34,676,647

Total U.S. Government Agency Securities		79,723,046

Corporate Bonds—6.1%
Financials—3.6%
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	1,579,314
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,594,646
		3,173,960
Industrials—2.5%
1,000,000	Caterpillar Financial Services Corporation, 4.75%, 5/15/12	1,018,555
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,151,824
		2,170,379

Total Corporate Bonds		5,344,339

Investment Companies—2.3%
1,999,971	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,999,971

Total Investment Companies		1,999,971

Total Investments(Cost $86,352,799) — 99.6%		87,067,356

Other assets in excess of liabilities — 0.4%		365,776

NET ASSETS — 100.0%		$87,433,132

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2011, all such securities in total represented 1.8% of net assets.

(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2011.
†	Discount Notes. Rate represents effective yield at August 31, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Shares/ Principal
Amount	Security Description	Value
U.S. Government Agency Securities—59.7%
Federal Farm Credit Bank—8.1%
$2,500,000	1.05%, 6/27/14, Series 1	$2,506,440
1,000,000	5.30%, 10/25/17	1,183,320
2,000,000	5.30%, 4/6/20	2,444,654
		6,134,414
Federal Home Loan Bank—14.8%
4,625,000	1.38%, 12/11/15	4,655,567
500,000	1.75%, 12/14/12	509,083
2,500,000	2.25%, 9/8/17	2,577,848
2,000,000	5.25%, 6/18/14	2,266,192
1,000,000	5.38%, 5/15/19	1,227,547
		11,236,237
Federal Home Loan Mortgage Corporation—8.9%
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,234,431
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,102,854
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,234,393
1,000,000	5.50%, 7/18/16	1,204,395
		6,776,073
Federal National Mortgage Association—7.5%
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,058,638
28,654	4.00%, 12/25/29, Series 2003-27 EC	28,699
1,000,000	5.00%, 4/15/15	1,154,821
1,034,444	5.00%, 8/25/30, Series 2003-54 PE	1,048,866
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,347,185
82,635	7.00%, 4/1/20, Pool #253299	94,701
30,389	7.50%, 9/1/29, Pool #252717	35,518
		5,768,428
Government National Mortgage Association—12.6%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,331,760
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,253,992
2,431,687	5.50%, 8/15/35, Pool #644568	2,715,287
81,442	7.00%, 10/15/29, Pool #510559	95,348
34,846	7.50%, 10/15/29, Pool #510534	40,953
92,685	8.00%, 2/15/30, Pool #529127	110,406
979	9.00%, 3/15/20, Pool #271741	1,154
		9,548,900
Tennessee Valley Authority—7.8%
3,500,000	6.00%, 3/15/13	3,800,724
2,000,000	7.14%, 5/23/12	2,097,588
		5,898,312

Total U.S. Government Agency Securities		45,362,364

U.S. Treasury Obligations—16.6%
U.S. Treasury Bonds—5.1%
2,500,000	3.50%, 2/15/39	2,467,187
1,200,000	4.25%, 5/15/39	1,347,187
		3,814,374
U.S. Treasury Notes—11.3%
5,050,000	1.13%, 12/15/12	5,112,337
500,000	4.13%, 5/15/15	565,781
500,000	4.50%, 5/15/17	592,383
1,000,000	4.75%, 5/15/14	1,120,703
1,000,000	5.13%, 5/15/16	1,197,734
		8,588,938
U.S. Treasury Strips—0.2%
300,000	5.05%, 11/15/26(a)	184,549

Total U.S. Treasury Obligations		12,587,861

Corporate Bonds—22.5%
Consumer Staples— 0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	287,595

Energy— 1.4%
500,000	Shell International Finance BV, 4.30%, 9/22/19	552,922
500,000	Sunoco, Inc., 5.75%, 1/15/17	495,358
		1,048,280
Financials— 13.4%
500,000	American Express Company, 7.00%, 3/19/18	595,330
500,000	Bank of America Corporation, 5.00%, 5/13/21	489,452
500,000	Bank of America Corporation, 6.00%, 9/1/17	512,524
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	551,595
500,000	Citigroup, Inc., 5.00%, 9/15/14	513,448
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	517,988
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	534,435
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	564,909
500,000	JPMorgan Chase & Company, 4.25%, 10/15/20	510,596
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	558,299
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	537,558
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	489,272
500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	504,961
500,000	MetLife, Inc., 6.82%, 8/15/18	591,605
500,000	Morgan Stanley, 4.75%, 4/1/14	507,031
500,000	Morgan Stanley, 6.63%, 4/1/18	535,754
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	559,488
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	523,738
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	550,035
		10,148,018
Industrials— 3.6%
500,000	Caterpillar Financial Services Corporation, 6.13%, 2/17/14	560,796
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	551,589
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	359,012
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	562,185
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	745,424
		2,779,006
Information Technology— 0.8%
500,000	Motorola, Inc., 6.00%, 11/15/17	579,475

Materials— 1.3%
500,000	Alcoa, Inc., 5.87%, 2/23/22	503,873
500,000	Dow Chemical Company, 4.25%, 11/15/20	510,669
		1,014,542
Telecommunication Services— 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	577,607
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	306,757
		884,364
Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	334,846

Total Corporate Bonds		17,076,126

Investment Companies—0.5%
391,496	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	391,496

Total Investment Companies		391,496

Total Investments(Cost $68,075,055) — 99.3%		75,417,847

Other assets in excess of liabilities — 0.7%		511,206

NET ASSETS — 100.0%		$75,929,053

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE STRATEGIC DIVIDEND FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—86.1%
Consumer Discretionary— 3.8%
9,795	McDonald's Corporation	$886,055
19,710	The Home Depot, Inc.	657,920
		1,543,975
Consumer Staples— 8.2%
26,460	Altria Group, Inc.	719,448
18,050	Archer-Daniels-Midland Company	514,064
10,200	Kimberly-Clark Corporation	705,432
23,468	Kraft Foods, Inc.	821,849
9,360	Procter & Gamble Company	596,045
		3,356,838
Energy— 22.4%
11,796	Baker Hughes, Inc.	720,854
3,245	CARBO Ceramics, Inc.	519,687
6,245	Chevron Corporation	617,693
2,065	CNOOC, Ltd. ADR	419,587
10,170	ConocoPhillips	692,272
18,495	Enterprise Products Partners, LP	779,564
23,010	Halliburton Company	1,020,954
9,940	Kinder Morgan Energy Partners, LP	697,390
15,475	National-Oilwell Varco, Inc.	1,023,207
7,730	Occidental Petroleum Corporation	670,500
12,840	Peabody Energy Corporation	626,592
21,720	San Juan Basin Royalty Trust	527,796
10,970	Schlumberger, Ltd.	856,976
		9,173,072
Financials— 5.4%
13,920	Allstate Corporation	365,261
17,140	HCP, Inc.	638,979
33,420	People's United Financial, Inc.	392,685
9,600	Plum Creek Timber Company, Inc.	364,512
17,750	Wells Fargo & Company	463,275
		2,224,712
Health Care— 5.9%
11,455	Abbott Laboratories	601,502
23,555	Bristol-Myers Squibb Company	700,761
7,770	Johnson & Johnson	511,266
32,670	Pfizer, Inc.	620,077
		2,433,606
Industrials— 14.9%
8,410	3M Company	697,862
10,740	Caterpillar, Inc.	977,340
5,620	Fluor Corporation	341,246
18,800	Iron Mountain, Inc.	611,752
9,430	Joy Global, Inc.	786,934
9,770	Union Pacific Corporation	900,501
10,400	United Parcel Service, Inc., Class B	700,856
7,980	United Technologies Corporation	592,515
15,000	Waste Management, Inc.	495,600
		6,104,606
Information Technology— 0.8%
10,000	Microchip Technology, Inc.	328,200

Materials— 5.1%
17,130	E.I. du Pont de Nemours and Company	826,865
10,370	Monsanto Company	714,804
18,640	The Dow Chemical Company	530,308
		2,071,977
Telecommunication Services— 3.2%
20,820	AT&T, Inc.	592,954
19,580	Verizon Communications, Inc.	708,208
		1,301,162
Utilities— 16.4%
40,000	CenterPoint Energy, Inc.	800,400
15,820	Dominion Resources, Inc.	771,067
32,050	Duke Energy Corporation	606,065
26,770	Great Plains Energy, Inc.	523,354
37,800	NiSource, Inc.	807,408
18,355	OGE Energy Corporation	918,668
13,500	ONEOK, Inc.	957,150
13,870	Progress Energy, Inc.	676,856
15,490	Southern Company	640,666
		6,701,634
Total Common Stocks		35,239,782

Investment Companies—13.4%
18,547	John Hancock Bank and Thrift Opportunity Fund	260,585
4,270,829	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	4,270,829
50,890	Pimco Corporate Opportunity Fund	968,946

Total Investment Companies		5,500,360

Total Investments(Cost $37,280,859) — 99.5%		40,740,142

Other assets in excess of liabilities — 0.5%		211,278

NET ASSETS — 100.0%		$40,951,420

(a)	Investment in affiliate. Represents 10.4% of the net assets as of August 31, 2011.
(b)	Rate reflects the 7 day effective yield at August 31, 2011.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—96.8%
Consumer Discretionary— 12.8%
1,900	Amazon.com, Inc.(a)	$409,051
6,000	Bed Bath & Beyond, Inc.(a)	341,160
3,000	Darden Restaurants, Inc.	144,300
8,000	DIRECTV, Inc., Class A(a)	351,760
3,000	Genuine Parts Company	165,060
7,000	Limited Brands, Inc.	264,180
8,000	Macy's, Inc.	207,600
5,000	Mattel, Inc.	134,350
6,000	McDonald's Corporation	542,760
2,000	NIKE, Inc., Class B	173,300
2,000	Ralph Lauren Corporation	274,220
2,300	Ross Stores, Inc.	176,007
4,000	The McGraw-Hill Companies, Inc.	168,440
13,000	The Walt Disney Company	442,780
6,000	Time Warner Cable, Inc., Class A	393,000
5,000	Time Warner, Inc.	158,300
8,000	TJX Companies, Inc.	436,960
2,200	VF Corporation	257,532
6,000	Viacom, Inc., Class B	289,440
7,000	Yum! Brands, Inc.	380,590
		5,710,790
Consumer Staples— 9.1%
2,000	Brown-Forman Corporation, Class B	143,500
13,000	Coca-Cola Company	915,850
3,000	Colgate-Palmolive Company	269,910
2,500	H.J. Heinz Company	131,600
4,000	Hormel Foods Corporation	110,440
13,000	Kraft Foods, Inc.	455,260
3,000	McCormick & Company, Inc.	143,370
6,000	PepsiCo, Inc.	386,580
7,000	Procter & Gamble Company	445,760
9,000	Sara Lee Corporation	162,360
2,000	The Estee Lauder Companies, Inc., Class A	195,320
3,000	The Hershey Company	175,950
3,000	The J.M. Smucker Company	216,270
6,000	Wal-Mart Stores, Inc.	319,260
		4,071,430
Energy— 14.2%
5,000	Anadarko Petroleum Corporation	368,750
3,000	Apache Corporation	309,210
10,000	Chevron Corporation	989,100
12,000	ConocoPhillips	816,840
3,000	Devon Energy Corporation	203,490
10,000	El Paso Corporation	191,400
18,000	Exxon Mobil Corporation	1,332,720
3,000	FMC Technologies, Inc.(a)	133,380
7,000	Halliburton Company	310,590
3,000	Hess Corporation	178,020
4,000	Marathon Oil Corporation	107,680
3,000	National-Oilwell Varco, Inc.	198,360
7,000	Occidental Petroleum Corporation	607,180
5,000	Rowan Companies, Inc.(a)	180,350
5,000	Schlumberger, Ltd.	390,600
		6,317,670
Financials— 8.9%
5,000	Ace, Ltd.	322,900
4,000	American Express Company	198,840
4,000	Berkshire Hathaway, Inc., Class B(a)	292,000
1,000	BlackRock, Inc.	164,750
4,000	Capital One Financial Corporation	184,200
4,000	Chubb Corporation	247,560
6,000	Discovery Financial Services	150,960
1,000	Franklin Resources, Inc.	119,920
1,300	Goldman Sachs Group, Inc.	151,086
5,000	HCP, Inc.	186,400
9,000	JPMorgan Chase & Company	338,040
4,000	Prudential Financial, Inc.	200,840
2,300	Public Storage	284,579
8,000	The Travelers Companies, Inc.	403,680
3,750	Torchmark Corporation	143,288
5,000	Unum Group	117,700
18,000	Wells Fargo & Company	469,800
		3,976,543
Health Care— 12.1%
4,000	Aetna, Inc.	160,120
6,000	AmerisourceBergen Corporation	237,480
3,000	Baxter International, Inc.	167,940
2,000	Biogen Idec, Inc.(a)	188,400
12,000	Bristol-Myers Squibb Company	357,000
5,000	CIGNA Corporation	233,700
5,000	Coventry Health Care, Inc.(a)	164,400
2,000	DaVita, Inc.(a)	147,160
4,500	Express Scripts, Inc.(a)	211,230
3,000	Forest Laboratories, Inc.(a)	102,720
3,000	Humana, Inc.	232,920
8,000	Johnson & Johnson	526,400
3,000	McKesson Corporation	239,790
5,000	Merck & Company, Inc.	165,600
11,000	Mylan, Inc.(a)	228,360
48,000	Pfizer, Inc.	911,040
10,000	UnitedHealth Group, Inc.	475,200
2,500	Waters Corporation(a)	199,675
3,000	Watson Pharmaceuticals, Inc.(a)	201,360
4,000	WellPoint, Inc.	253,200
		5,403,695
Industrials— 10.8%
3,000	3M Company	248,940
5,500	Boeing Company	367,730
3,000	Caterpillar, Inc.	273,000
15,000	CSX Corporation	329,100
2,500	Dover Corporation	143,800
46,000	General Electric Company	750,260
2,000	Goodrich Corporation	178,360
5,000	Honeywell International, Inc.	239,050
3,000	Northrop Grumman Corporation	163,860
2,000	Precision Castparts Corporation	327,700
5,000	Union Pacific Corporation	460,850
4,000	United Parcel Service, Inc., Class B	269,560
12,000	United Technologies Corporation	891,000
1,000	W.W. Grainger, Inc.	154,100
		4,797,310
Information Technology— 18.2%
4,000	Altera Corporation	145,560
3,000	Analog Devices, Inc.	99,060
4,000	Apple, Inc.(a)	1,539,320
4,000	Cognizant Technology Solutions Corporation, Class A(a)	253,800
11,000	Dell, Inc.(a)	163,515
8,000	eBay, Inc.(a)	246,960
12,000	EMC Corporation(a)	271,080
5,000	Fiserv, Inc.(a)	279,150
500	Google, Inc., Class A(a)	270,480
20,000	Intel Corporation	402,600
10,400	International Business Machines Corporation	1,787,864
3,000	KLA-Tencor Corporation	110,040
500	MasterCard, Inc., Class A	164,855
27,000	Microsoft Corporation	718,200
3,000	Motorola Solutions, Inc.(a)	126,270
22,000	Oracle Corporation	617,540
7,000	QUALCOMM, Inc.	360,220
3,000	SanDisk Corporation(a)	109,950
9,000	Teradyne, Inc.(a)	108,900
9,000	Texas Instruments, Inc.	235,890
4,000	Xilinx, Inc.	124,560
		8,135,814
Materials— 4.9%
6,000	Ball Corporation	215,520
1,000	CF Industries Holdings, Inc.	182,820
2,000	Cliffs Natural Resources, Inc.	165,700
8,000	E.I. du Pont de Nemours and Company	386,160
2,000	Eastman Chemical Company	165,460
3,000	FMC Corporation	227,790
5,000	Freeport-McMoran Copper & Gold, Inc., Class B	235,700
2,500	PPG Industries, Inc.	191,475
3,000	Sigma-Aldrich Corporation	193,170
7,000	The Dow Chemical Company	199,150
		2,162,945
Telecommunication Services— 3.3%
25,000	AT&T, Inc.	712,000
7,000	CenturyTel, Inc.	253,050
14,000	Verizon Communications, Inc.	506,380
		1,471,430
Utilities— 2.5%
12,000	CMS Energy Corporation	236,400
12,000	Duke Energy Corporation	226,920
9,000	NiSource, Inc.	192,240
4,000	Northeast Utilities	138,800
5,000	Southern Company	206,800
7,000	TECO Energy, Inc.	128,100
		1,129,260

Total Common Stocks		43,176,887

Investment Companies—2.8%
1,237,922	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,237,922

Total Investment Companies		1,237,922

Total Investments(Cost $36,748,159) — 99.6%		44,414,809

Other assets in excess of liabilities — 0.4%		169,195

NET ASSETS — 100.0%		$44,584,004

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—95.1%
Consumer Discretionary— 16.4%
15,000	Aaron's, Inc.	$399,600
8,000	American Greetings Corporation, Class A	169,760
9,000	BorgWarner, Inc.(a)	642,510
16,000	Brinker International, Inc.	361,280
1,000	Chipotle Mexican Grill, Inc., Class A(a)	313,370
9,500	Dick's Sporting Goods, Inc.(a)	333,735
13,000	Dollar Tree, Inc.(a)	928,460
3,000	Fossil, Inc.(a)	289,830
9,000	Guess?, Inc.	306,990
8,000	John Wiley & Sons, Inc., Class A	390,320
1,000	Netflix, Inc.(a)	235,010
5,000	Panera Bread Company, Class A(a)	575,750
21,000	PetSmart, Inc.	885,780
6,000	PVH Corporation	399,960
10,000	Rent-A-Center, Inc.	281,800
25,000	Service Corporation International	255,500
16,000	Smithfield Foods, Inc.(a)	350,720
8,000	The Cheesecake Factory, Inc.(a)	219,600
10,000	Tractor Supply Company	613,700
9,000	Tupperware Brands Corporation	598,500
17,000	ValueClick, Inc.(a)	260,100
13,000	Williams-Sonoma, Inc.	430,430
		9,242,705
Consumer Staples— 6.4%
13,000	Church & Dwight Company, Inc.	566,020
12,000	Corn Products International, Inc.	561,120
15,000	Endo Pharmaceuticals Holdings, Inc.(a)	478,650
6,000	Energizer Holdings, Inc.(a)	452,880
3,000	Green Mountain Coffee Roasters, Inc.(a)	314,220
6,000	Hansen Natural Corporation(a)	511,920
4,000	Ralcorp Holdings, Inc.(a)	346,280
8,500	Ruddick Corporation	347,565
		3,578,655
Energy— 5.3%
6,000	Arch Coal, Inc.	121,860
10,000	Atwood Oceanics, Inc.(a)	420,900
4,000	Cimarex Energy Company	284,360
14,000	Oceaneering International, Inc.	597,660
5,000	Oil States International, Inc.(a)	330,400
13,000	Patterson-UTI Energy, Inc.	317,720
10,000	Plains Exploration & Production Company(a)	294,100
5,000	SM Energy Company	382,500
6,000	Southern Union Company	251,280
		3,000,780
Financials— 13.5%
6,500	Affiliated Managers Group, Inc.(a)	566,540
4,500	Alexandria Real Estate Equities, Inc.	327,645
15,000	American Financial Group, Inc.	499,200
8,500	BRE Properties, Inc.	427,210
6,000	Camden Property Trust	400,920
2,500	Everest Re Group, Ltd.	201,750
17,000	HCC Insurance Holdings, Inc.	497,080
13,000	Liberty Property Trust	441,220
8,000	MSCI, Inc., Class A(a)	276,560
10,000	Raymond James Financial, Inc.	280,800
18,000	Rayonier, Inc.	754,920
9,000	Reinsurance Group of America, Inc.	480,330
9,000	SL Green Realty Corporation	650,160
6,000	Taubman Centers, Inc.	345,780
12,000	The Macerich Company	588,480
14,000	UDR, Inc.	373,940
15,000	W.R. Berkley Corporation	463,350
		7,575,885
Health Care— 10.5%
34,000	Health Management Associates, Inc., Class A(a)	279,480
15,000	Henry Schein, Inc.(a)	988,650
8,000	IDEXX Laboratories, Inc.(a)	638,240
7,000	Kinetic Concepts, Inc.(a)	472,780
6,000	LifePoint Hospitals, Inc.(a)	220,200
4,500	Mettler-Toledo International, Inc.(a)	716,715
10,000	Perrigo Company	947,400
14,000	ResMed, Inc.(a)	433,580
17,000	Universal Health Services, Inc., Class B	707,200
11,000	Vertex Pharmaceuticals, Inc.(a)	497,970
		5,902,215
Industrials— 17.5%
14,500	AGCO Corporation(a)	621,180
7,000	Alaska Air Group, Inc.(a)	404,110
18,000	AMETEK, Inc.	703,440
14,000	Arrow Electronics, Inc.(a)	436,800
9,500	Carlisle Companies, Inc.	372,495
10,000	Clean Harbors, Inc.(a)	538,700
7,000	Crane Company	295,750
10,000	Deluxe Corporation	221,300
8,000	Donaldson Company, Inc.	471,840
5,000	Gardner Denver, Inc.	393,950
6,000	Hubbell, Inc., Class B	354,780
11,000	J.B. Hunt Transportation Services, Inc.	442,090
4,000	Joy Global, Inc.	333,800
11,000	Kansas City Southern(a)	595,760
20,000	KBR, Inc.	601,000
8,000	Lincoln Electric Holding, Inc.	272,240
9,000	MSC Industrial Direct Company, Inc., Class A	555,030
6,000	Nordson Corporation	263,400
3,000	Polaris Industries, Inc.	329,610
5,000	The Corporate Executive Board Company	164,600
9,000	The Timken Company	354,150
6,000	Thomas & Betts Corporation(a)	262,080
4,000	Towers Watson & Company, Class A	235,960
4,000	Triumph Group, Inc.	209,520
7,000	Wabtec Corporation	426,230
		9,859,815
Information Technology— 9.9%
7,000	Alliance Data Systems Corporation(a)	653,870
5,000	ANSYS, Inc.(a)	269,900
19,000	Atmel Corporation(a)	173,090
9,000	Avnet, Inc.(a)	236,160
7,000	FactSet Research Systems, Inc.	615,300
19,000	Fairchild Semiconductor International, Inc.(a)	251,940
12,000	Gartner, Inc.(a)	427,440
10,000	Gentex Corporation	259,450
14,000	International Rectifier Corporation(a)	319,060
9,000	Lam Research Corporation(a)	334,440
15,000	NCR Corporation(a)	258,450
6,500	Plantronics, Inc.	208,325
45,000	RF Micro Devices, Inc.(a)	279,450
10,000	Semtech Corporation(a)	213,300
11,000	Skyworks Solutions, Inc.(a)	226,930
4,000	Tech Data Corporation(a)	188,320
14,000	TIBCO Software, Inc.(a)	313,320
28,000	Vishay Intertechnology, Inc.(a)	319,200
		5,547,945
Materials— 8.3%
14,000	Albemarle Corporation	709,940
6,500	AptarGroup, Inc.	328,120
13,000	Ashland, Inc.	689,130
7,000	Cabot Corporation	241,010
8,000	Cytec Industries, Inc.	363,200
6,000	Domtar Corporation	481,920
3,000	Greif, Inc., Class A	167,580
2,000	NewMarket Corporation	335,360
4,000	Reliance Steel & Aluminum Company	165,760
9,000	Rock-Tenn Company, Class A	483,030
8,500	Silgan Holdings, Inc.	322,405
17,000	Temple-Inland, Inc.	411,400
		4,698,855
Telecommunication Services— 0.7%
20,000	TW Telecom, Inc.(a)	385,800

Utilities— 6.6%
11,000	Alliant Energy Corporation	446,270
6,000	Cleco Corporation	213,180
9,000	Energen Corporation	441,900
10,400	National Fuel Gas Company	638,040
10,500	NSTAR	480,060
14,000	OGE Energy Corporation	700,700
21,000	Questar Corporation	393,540
13,000	UGI Corporation	386,880
		3,700,570

Total Common Stocks		53,493,225

Investment Companies—4.9%
6,000	MidCap SPDR Trust Series 1	955,020
1,795,165	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,795,165

Total Investment Companies		2,750,185

Total Investments(Cost $46,658,404) — 100.0%		56,243,410

Liabilities in excess of other assets — 0.0%		(2,986)

NET ASSETS — 100.0%		$56,240,424

(a)	Non-income producing security.
(b)	Investment in affiliate. Represents 3.2% of the net assets as of August 31, 2011.
(c)	Rate reflects the 7 day effective yield at August 31, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
August 31, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—94.0%
Consumer Discretionary— 22.1%
2,000	AutoZone, Inc.(a)	$614,000
12,000	Bed Bath & Beyond, Inc.(a)	682,320
16,000	DIRECTV, Inc., Class A(a)	703,520
3,500	Netflix, Inc.(a)	822,535
1,000	Priceline.com, Inc.(a)	537,260
10,000	Tiffany & Co.	719,600
12,000	Time Warner Cable, Inc., Class A	786,000
41,000	ValueClick, Inc.(a)	627,300
		5,492,535
Consumer Staples— 10.4%
21,000	Starbucks Corporation	811,020
8,000	The Estee Lauder Companies, Inc., Class A	781,280
15,000	Whole Foods Market, Inc.	990,450
		2,582,750
Energy— 2.4%
9,000	Oil States International, Inc.(a)	594,720

Health Care— 14.8%
16,000	Aetna, Inc.	640,480
23,000	Coventry Health Care, Inc.(a)	756,240
18,000	Forest Laboratories, Inc.(a)	616,320
9,000	IDEXX Laboratories, Inc.(a)	718,020
10,000	Perrigo Company	947,400
		3,678,460
Industrials— 18.8%
14,000	Clean Harbors, Inc.(a)	754,180
11,000	Dover Corporation	632,720
11,000	Gardner Denver, Inc.	866,690
16,000	Nordson Corporation	702,400
9,000	Polaris Industries, Inc.	988,830
14,000	Triumph Group, Inc.	733,320
		4,678,140
Information Technology— 17.6%
20,000	Altera Corporation	727,800
2,300	Apple, Inc.(a)	885,109
16,000	Informatica Corporation(a)	668,480
2,000	MasterCard, Inc., Class A	659,420
15,000	MICROS Systems, Inc.(a)	714,900
32,000	TIBCO Software, Inc.(a)	716,160
		4,371,869
Materials— 7.9%
14,000	Albemarle Corporation	709,940
14,000	E.I. du Pont de Nemours and Company	675,780
7,000	Eastman Chemical Company	579,110
		1,964,830

Total Common Stocks		23,363,304

Investment Companies—6.0%
1,063,236	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,063,236
3,500	SPDR S&P 500 ETF Trust, Series 1	427,210

Total Investment Companies		1,490,446

Total Investments(Cost $21,312,512) — 100.0%		24,853,750

Liabilities in excess of other assets — 0.0%		(8,708)

NET ASSETS — 100.0%		$24,845,042

(a)           Non-income producing security.
(b)           Investment in affiliate. Represents 4.3% of the net assets as of August 31, 2011.
(c)           Rate reflects the 7 day effective yield at August 31, 2011.

See notes to Schedule of Portfolio Investments.

Notes to Schedules of portfolio Investments

At August 31, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income purposes were as follows:

	Tax	Tax	Tax	Net Tax Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
Short-Term Government Income Fund	$86,352,799	$721,947	$(7,390)	$714,557
Intermediate Term Income Fund	68,075,055	7,359,882	(17,090)	7,342,792
Strategic Dividend Fund	36,585,129	6,891,209	(2,736,196)	4,155,013
Large Cap Equity Fund	36,750,203	8,381,299	(716,693)	7,664,606
Mid Cap Equity Fund	46,658,404	11,171,454	(1,586,448)	9,585,006
Leaders Equity Fund	21,312,512	4,335,007	(793,769)	3,541,238

Securities Valuation:

The Performance Funds Trust (the “Trust” or collectively, the “Funds” and individually, a “Fund”) record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1— quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the ‘‘Board’’). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. These valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The Money Market Fund and U.S Treasury Money Market Fund use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the period ended August 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total

The Money Market Fund
U.S. Government Agency Securities	$-	$291,033,793	$291,033,793
Commercial Paper	-	159,482,777	159,482,777
U.S. Treasury Obligations	-	49,996,791	49,996,791
Repurchase Agreements	-	24,120,320	24,120,320
Securities Purchased with Cash Collateral Received from Securities on Loan	-	25,000,000	25,000,000
Total	-	549,633,681	549,633,681
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	-	123,529,279	123,529,279
Investment Companies	1,588,879	-	1,588,879
Total	1,588,879	123,529,279	125,118,158
The Short Term Government Income Fund
U.S. Government Agency Securities	-	79,723,046	79,723,046
Corporate Bonds	-	5,344,339	5,344,339
Investment Companies	1,999,971	-	1,999,971
Total	1,999,971	85,067,385	87,067,356
The Intermediate Term Income Fund
U.S. Government Agency Securities	-	45,362,364	45,362,364
U.S. Treasury Obligations	-	12,587,861	12,587,861
Corporate Bonds	-	17,076,126	17,076,126
Investment Companies	391,496	-	391,496
Total	391,496	75,026,351	75,417,847
The Strategic Dividend Fund
Common Stocks	35,239,782	-	35,239,782
Investment Companies	5,500,360	-	5,500,360
Total	40,740,142	-	40,740,142
The Large Cap Equity Fund
Common Stocks	43,176,887	-	43,176,887
Investment Companies	1,237,922	-	1,237,922
Total	44,414,809	-	44,414,809
The Mid Cap Equity Fund
Common Stocks	53,493,225	-	53,493,225
Investment Companies	2,750,185	-	2,750,185
Total	56,243,410	-	56,243,410
The Leaders Equity Fund
Common Stocks	23,363,304	-	23,363,304
Investment Companies	1,490,446	-	1,490,446
Total	24,853,750	-	24,853,750

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels 1 and 2 as of August 31, 2011.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs’’. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Legal and Regulatory Matters

In December 2007, the Mid Cap Equity Fund and Strategic Dividend Fund, as shareholders of Lyondell Chemical Company (‘‘Lyondell’’), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et. al., was initiated on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

The value of the proceeds received by the Mid Cap Equity Fund and Strategic Dividend Fund is approximately $1,728,000 and $804,480, respectively. The Funds cannot predict the outcome of these proceedings. The complaints, however, allege no misconduct by the Funds. The Funds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended August 31, 2011 is noted below:

Fund	Fair Value 05/31/11	Purchases	Sales	Fair Value 08/31/11	Income
The Short Term Government Income Fund	$1,234,850	$17,000,475	$(16,235,354)	$1,999,971	$109
The Intermediate Term Income Fund	323,541	$9,219,726	$(9,151,771)	391,496	69
The Strategic Dividend Fund	4,501,243	$1,925,891	$(2,156,305)	4,270,829	292
The Large Cap Equity Fund	1,047,076	$1,864,611	$(1,673,765)	1,237,922	82
The Mid Cap Equity Fund	2,590,648	$5,459,176	$(6,254,659)	1,795,165	117
The Leaders Equity Fund	1,311,509	$1,549,980	$(1,798,253)	1,063,236	62

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Performance Funds Trust

By (Signature and Title)*  /s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date October 27, 2011

By (Signature and Title)*  /s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date October 27, 2011